CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASHAs of June 30, 2020 and June 30, 2019, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2020	2019
Cash and cash equivalents	70,335	155,562
Short term restricted cash	33,747	7,695
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	104,082	163,257

With reference to Note 2, we have changed our accounting policy for cash and cash equivalents; and restricted cash. According to our new accounting policy, amounts included in cash and cash equivalents include cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. We have covenanted to retain at least $62.5 million of cash and cash equivalents as at June 30, 2020 (at June 30, 2019: $57.6 million).
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.